Note Fair Value of financial instruments- Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Letter Of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 29	$ 36
Commitments To Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 7,500	$ 7,600